Net finance expense	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Net finance expense	Net finance expense
Recognized in profit or loss

(in thousands of USD)	2024	2023	2022
Interest income	15,895	20,620	7,063
Dividends from other shares	1,050	—	—
Income on recycling hedges from OCI into P&L	—	25,749	—
Change in fair value of fuel derivatives recognized in P&L	—	3,210	6,132
Foreign exchange gains	21,744	17,590	13,945
Finance income	38,689	67,168	27,140

Interest expense on financial liabilities measured at amortized cost	(145,562)	(132,268)	(85,418)
Interest leasing	(275)	(631)	(1,237)
Change in fair value of fuel derivatives recognized in P&L	—	(8,276)	(26,388)
Fair value adjustment on interest rate swaps	—	37	(507)
Other financial charges	(9,249)	(13,513)	(5,930)
Foreign exchange losses	(14,253)	(17,246)	(13,529)
Finance expense	(169,339)	(171,897)	(133,009)

Net finance expense recognized in profit or loss	(130,650)	(104,729)	(105,869)

Finance income is lower during the year ended December 31, 2024 compared to December 31, 2023 which is mainly due to the positive impact realised in 2023 on the unwinding of the interest rate swaps following the repayment and the termination of the financial liabilities (see Note 17).

Finance expenses slightly decreased for the year ended December 31, 2024 compared to December 31, 2023. This is mainly due to an increase in interest expenses on financial liabilities fully offset by a decrease in change in fair value of fuel derivatives recognized through P&L and other financial charges. The increased interest expenses on financial liabilities are mainly related to an increase in interest expenses related to sale and leaseback financing. Additionally, the decrease in other financial charges is mainly due to the refinancing of a significant part of the financial liabilities in prior year (see Note 17).

Interest leasing is the interest on lease liabilities.

The above finance income and expenses include the following in respect of assets (liabilities) not recognized at fair value through profit or loss:

	2024	2023	2022
Total interest income on financial assets	15,895	46,368	7,063
Total interest expense on financial liabilities	(145,562)	(132,268)	(85,418)
Total interest leasing	(275)	(631)	(1,237)
Total other financial charges	(9,249)	(13,513)	(5,930)
Recognized directly in equity

(in thousands of USD)	2024	2023	2022
Foreign currency translation differences for foreign operations	(2,280)	259	(477)
Cash flow hedges - effective portion of changes in fair value	1,005	(6,164)	30,657
Net finance expense recognized directly in equity	(1,275)	(5,905)	30,180
Attributable to:
Owners of the Company	(1,275)	(5,905)	30,180
Net finance expense recognized directly in equity	(1,275)	(5,905)	30,180
Recognized in:
Translation reserve	(2,280)	259	(477)
Hedging reserve	1,005	(6,164)	30,657